Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

The Company’s management has evaluated the subsequent events up to August 19, 2022, the date the condensed financial statements were issued, pursuant to the requirements of ASC 855, and has determined the following constitute material subsequent events:

On July 26, 2022, pursuant to the related party line of credit agreement by and between the Company and the Lender, dated June 5, 2022, the Company received $1.0 million from the Lender.

12.	Subsequent Events

The Company’s management has evaluated the subsequent events up to March 28, 2022, the dated the financial statements were issued, pursuant to the requirements of ASC 855.

A total of 12,500 shares of common stock were issued at $4 in a private placement in January 2022 to one accredited investor.